FINANCE RECEIVABLES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Significant sales	$ 226.2	$ 290.5	$ 266.6
Gain on transferred finance receivables	5.4	3.3	$ 11.3
Loans receivable held-for-sale, net, not part of disposal group	17.6	19.2
Total finance receivables, net	155.2	194.0
Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual status	27.1	6.0
Sales-Type Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual status	0.3	0.0
Prepaid Expenses and Other Current Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, net	52.0	72.0
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, net	$ 103.0	$ 122.0